Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2021, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2021		As at December 31, 2020
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	32,118	—	9,354	—
Fuel derivative contracts (Note 14)	—	15,424	—	4,600
Interest rate swaps (Note 14)	—	—	—	(2,059)

Disclosure of fair value measurement of liabilities
As at December 31, 2021, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2021		As at December 31, 2020
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	32,118	—	9,354	—
Fuel derivative contracts (Note 14)	—	15,424	—	4,600
Interest rate swaps (Note 14)	—	—	—	(2,059)

Disclosure of liquidity risk
As at December 31, 2021, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 10 for debt repayments and Note 21 for capital expenditure commitments.

	2022	2023	2024	2025	2026	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	111,716	—	—	—	—	111,716
Fekola equipment loan facilities:
Principal	18,028	10,320	8,334	6,183	—	42,865
Interest (estimated)	1,816	1,063	586	158	—	3,623
Masbate equipment loan facility:
Principal	3,076	766	106	—	—	3,948
Interest (estimated)	167	26	2	—	—	195
Lease liabilities
Principal	3,269	2,605	2,144	1,387	1,429	10,834
Interest (estimated)	11	—	—	—	—	11
	138,083	14,780	11,172	7,728	1,429	173,192

Capital expenditure commitments	59,712	2,401	—	—	—	62,113
Commitment fees on revolving credit facility	2,700	2,700	2,700	2,588	—	10,688
Other liabilities	1,040	1,565	—	—	—	2,605
	201,535	21,446	13,872	10,316	1,429	248,598